RELATED PARTY BALANCES AND TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2018
Related Party Transactions [Abstract]
Schedule Of Transaction With Related Parties
Transactions with related parties:

	Year ended December 31,
	2016	2017	2018

Revenues	$95	$173	$3,336
Cost of revenues	$3,561	$2,160	$1,111

Research and development expenses	$1,093	$1,063	$1,008

Selling and marketing expenses	$733	$813	$771

General and administrative expenses	$1,109	$995	$1,067
Purchase of property and equipment	$1,019	$224	$148

Schedule Of Balances With Related Parties	Balances with related parties:
	December 31,
	2017	2018

Trade payables, other accounts payable and accrued expenses	$363	$2,077
Trade Receivables	$49	$1,733